Acquisitions and disposals - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	May 03, 2022 USD ($) installment	Sep. 30, 2023 USD ($) hectare	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [line items]
Gain (loss) from disposal			$ 6,334	$ 0	$ 0
Discount rate applied to acquisition payment installments	0.065
General and administrative expenses			70,320	84,287	$ 69,794
Revenue of combined entity as if combination occurred at beginning of period				1,369,462
Profit (loss) on operations of combined entity as if combination occurred at beginning of period				249,462
Viterra Group
Disclosure of subsidiaries [line items]
Consideration paid (received)			$ 3,193
Proportion of ownership interest in subsidiary (as a percent)	100.00%
Consideration transferred, acquisition-date fair value	$ 17,754
Number of installments to transfer consideration | installment	3
Contingent consideration recognised as of acquisition date	$ 17,900
General and administrative expenses	$ 193
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 106,950
El Meridiano
Disclosure of subsidiaries [line items]
Number of hectares farm | hectare		6,302
Consideration paid (received)		$ (48,000)
Gain (loss) from disposal		$ 6,300